Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition	Results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	3,499

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515
Intangible assets, net	1,116
Deferred tax liabilities	(229)
Pre-existing equity interests and debt investment	(2,103)
Noncontrolling interests	(798)
Goodwill	3,998

3,499